G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Performance Criteria

LTV and EPP performance criteria
Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2020	2020 Group operating income	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0%–200%		SEK 29.1 billion	2)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020 - Dec 31, 2022	0%–200%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020 - Dec 31, 2022	0%–200%	1)
2020 Total			100%		0%–200%
2019	2019 Group operating income	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0%–200%		SEK 20.4 billion	3)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019 - Dec 31, 2021	0%–200%
2019	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2019 - Dec 31, 2021	0%–200%	1)
2019 Total			100%		0%–200%
2018	2018 Group operating income	Range (SEK billion): 4.6–9.6	50%	Jan 1, 2018–Dec 31, 2018	0%–200%		SEK 11.5 billion	4)	200%
2018	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2018 - Dec 31, 2020	0%–200%		26.92%		200%
2018	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2018 - Dec 31, 2020	0%–200%	1)	1.94 out of 12		200%
2018 Total			100%		0%–200%				200%
2017	Absolute TSR	Range: 6%–14%	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%		21.34%		200%
2017	Relative TSR	Ranking of Ericsson: 12–5	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%	1)	5.45 out of 18		191.04%
2017 Total			100%		0%–200%				195.52%

1)

The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2020, 12 companies for the program years 2019 and 2018, and 18 companies for the program year 2017. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges.
3)	Excludes fines and similar related to the United States Department of Justice (DOJ) / Securities and Exchange Commission (SEC) investigation.
4)	Excludes restructuring charges and the provisions taken in Q4 2018 related to the revised BSS strategy.

Summary of Number of Shares and Synthetic Shares

Number of shares and synthetic shares
(million)	Executive team programs					Of which the President and CEO
Share-settled programs	LTV 2020	LTV 2019	LTV 2018	LTV 2017	Total	LTV 2020	LTV 2019	LTV 2018	LTV 2017	Total
Maximum shares required	2.5	3.0	3.0	3.0	11.5	—	—	—	—	—
Granted shares	0.9	0.6	0.8	0.7	3.0	0.4	0.3	0.4	0.4	1.5
Outstanding number of shares beginning of 2020	—	0.9	1.2	1.3	3.4	—	0.4	0.6	0.9	1.9
Exercised during 2020	—	—	—	(1.3)	(1.3)	—	—	—	(0.9)	(0.9)
Forfeited during 2020	—	—	—	—	—	—	—	—	—	—
Increase due to performance condition 2020	0.4	—	0.4	—	0.8	0.2	—	—	—	0.2
Outstanding number of shares end of 2020	1.3	0.9	1.6	—	3.8	0.6	0.4	0.6	—	1.6
	Executive performance program					Key contributors plans
Cash-settled plan	EPP 2020	EPP 2019	EPP 2018	EPP 2017	Total	KC 2020	KC 2019	KC 2018	KC 2017	Total
Synthetic shares	1.7	1.0	1.6	—	4.3	11.3	6.2	8.3	—	25.8

Summary of Compensation Expense
Compensation expense LTV 2017-2020
	Year
Share-settled programs	2020	2019	2018	2017	Total
LTV 2020	23	—	—	—	23
LTV 2019	28	17	—	—	45
LTV 2018	28	28	18	—	74
LTV 2017	4	13	14	10	41
Total executive team programs	83	58	32	10	183
Of which the President and CEO	41	32	18	6	97
Cash-settled plans
EPP 2020	34	—	—	—	34
EPP 2019	50	11	—	—	61
EPP 2018	76	53	20	—	149
EPP 2017	25	116	110	31	282
Total executive performance plans	185	180	130	31	526
KC 2020	523	—	—	—	523
KC 2019	335	248	—	—	583
KC 2018	368	245	156	—	769
KC 2017	72	273	323	139	807
Total key contributor plans	1,298	766	479	139	2,682
Total cash-settled plans	1,483	946	609	170	3,208
Total compensation expense	1,566	1,004	641	180	3,391

Summary of FV Per Performance Criteria and Program

Fair values (SEK)
Executive team programs	LTV 2020	LTV 2019	LTV 2018	LTV 2017
Share price at grant	78.88	90.70	65.79	57.15
Fair value Absolute TSR	54.69	87.92	80.40	54.40
Fair value Relative TSR	98.06	94.63	78.66	76.95
Fair value Group operating income	74.22	86.94	62.93	—
Executive performance plans	EPP 2020	EPP 2019	EPP 2018	EPP 2017
Fair value Absolute TSR	98.37	113.49	198.56	84.12
Fair value Relative TSR	125.35	130.59	198.56	84.12
Fair value Group operating income	96.54	97.71	99.29
Key contributor plans	KC 2020	KC 2019	KC 2018	KC 2017
Fair value - Tranche 1	99.68	84.12	—	—
Fair value - Tranche 2	98.10	99.29	—	—
Fair value - Tranche 3	96.54	97.71	—	—
Fair value	—	—	99.29	84.12

Summary of Stock Purchase Plans

The table below shows the contribution period and participation details for the only open SPP from 2016, which was settled and closed with the final matching and delivery of the remaining contribution shares to the participants on August 17, 2020.

Stock Purchase Plans
Plan	Contribution period	Number of participants at launch	Take-up rate – percent of eligible employees
	August 2016 –
Stock Purchase plan 2016	July 2017	31,500	29%

Summary of Executive Performance Stock Plan Targets
Executive Performance Stock Plan targets
	Base year
	value
	SEK billion	Year 1	Year 2	Year 3
2016
	Compound annual growth rate of
Growth (net sales growth)	246.9			2%–6%
Margin	Compound annual growth rate of
(operating income growth)1)	24.8			5%–15%
Cash ﬂow (cash conversion)	—	≥70%	≥70%	≥70%

1)	Excluding extraordinary restructuring charges.

Summary of Shares for All Plans

Shares for LTV 2016
Stock Purchase Plan, Key Contributor Retention Plan and Executive Performance Stock Plans
Plan (million shares)		2016
Originally designated	A	21.6
Outstanding beginning of 2020 1)	B	10.9
Awarded during 2020	C	—
Exercised/matched during 2020	D	10.8
Forfeited/expired during 2020	E	0.1
Outstanding end of 2020	F=B+C-D-E	—
Compensation costs charged during 2020 (SEK million) 2) 3)	G	65.6

1)	Shares under the Executive Performance Stock Plans were based on the fact that the 2016 plan came out at 22%, in casu 78% lapsed.
2)

Fair value was calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party.

3)	Total compensation costs charged during 2019: SEK 256 million, 2018: SEK 645 million.